VIRTUS AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
($ reported in thousands)
	Shares	Value
Preferred Stock—1.6%
Germany—1.6%
Jungheinrich AG, 1.140%	23,096	$ 1,180
Total Preferred Stock (Identified Cost $502)		1,180

Common Stocks—96.2%
Australia—4.0%
ALS Ltd.	60,818	579
Ansell Ltd.	22,474	515
Bapcor Ltd.	115,153	587
IGO Ltd.	23,704	198
Nick Scali Ltd.	52,521	586
PolyNovo Ltd.(1)	88,222	98
Pro Medicus Ltd.	2,826	128
Star Entertainment Group Ltd. (The)(1)	110,014	295
		2,986

Austria—1.6%
Wienerberger AG	32,795	1,208
Cayman Islands—3.0%
Alchip Technologies Ltd.	27,000	995
Legend Biotech Corp. ADR(1)	8,576	400
LK Technology Holdings Ltd.	272,500	560
MINISO Group Holding Ltd. ADR	26,637	275
		2,230

China—0.0%
Shanghai MicroPort MedBot Group Co. Ltd.(1)	2,000	15
Denmark—2.1%
Ambu A/S Class B	24,179	640
SimCorp A/S	8,165	894
		1,534

Finland—2.9%
Huhtamaki Oyj	22,293	987
Kojamo Oyj	47,796	1,156
		2,143

France—8.8%
APERAM S.A.	21,463	1,164
Elis S.A.(1)	66,163	1,146
Nexity S.A.	18,376	865
SCOR SE	30,565	955
SOITEC(1)	5,035	1,234
SPIE S.A.	45,287	1,171
		6,535

	Shares	Value

Germany—7.7%
Bechtle AG	16,889	$ 1,210
CANCOM SE	19,339	1,304
Deutsche Pfandbriefbank AG	21,023	253
Evotec SE(1)	27,500	1,331
Jenoptik AG	21,760	920
Scout24 SE	9,699	678
		5,696

Hong Kong—1.8%
Chervon Holdings Ltd.(1)	19,600	146
Tam Jai International Co., Ltd.(1)	442,000	189
Techtronic Industries Co., Ltd.	19,000	378
VTech Holdings Ltd.	82,600	647
		1,360

Ireland—1.7%
Grafton Group plc - UTS	74,655	1,246
Italy—1.7%
ERG SpA	38,009	1,231
Japan—25.8%
Asahi Intecc Co. Ltd.	32,200	692
Calbee, Inc.	12,300	285
Dai Nippon Printing Co. Ltd.	40,100	1,009
Ferrotec Holdings Corp.	6,300	232
Fuji Electric Co. Ltd.	24,400	1,332
Hitachi Zosen Corp.	67,000	465
Industrial & Infrastructure Fund Investment Corp. Class A	653	1,261
Internet Initiative Japan, Inc.	14,300	590
Jeol Ltd.	15,400	1,230
Mitsubishi HC Capital, Inc.	203,900	1,009
Nagoya Railroad Co. Ltd.(1)	29,200	444
Nikon Corp.	37,500	404
Nippon Shinyaku Co. Ltd.	6,800	473
NOF Corp.	17,400	879
PALTAC Corp.	15,200	626
Shimamura Co. Ltd.	9,700	815
Ship Healthcare Holdings, Inc.	28,200	657
Sojitz Corp.	56,320	846
T&D Holdings, Inc.	88,000	1,126
TechMatrix Corp.	67,600	1,120
Tess Holdings Co., Ltd.	33,700	604
Tokai Carbon Co. Ltd.	61,500	646
Tokyu Fudosan Holdings Corp.	206,700	1,155
ValueCommerce Co. Ltd.	16,000	622
Zeon Corp.	58,900	679
		19,201

Netherlands—2.6%
ASM International N.V.	2,224	984
	Shares	Value

Netherlands—continued
ASR Nederland N.V.	21,025	$ 970
		1,954

New Zealand—0.3%
Eroad Ltd.(1)	61,914	216
Norway—3.0%
Elkem ASA(1)	268,196	908
Storebrand ASA	131,594	1,323
		2,231

South Korea—1.1%
Koh Young Technology, Inc.	41,400	825
Sweden—2.8%
AAK AB	49,436	1,068
Elekta AB Class B	82,324	1,044
		2,112

Switzerland—6.4%
Bystronic AG	885	1,245
Georg Fischer AG	883	1,342
Interroll Holding AG	288	1,298
Zur Rose Group AG(1)	3,444	890
		4,775

Taiwan—5.0%
Advanced Wireless Semiconductor Co.	23,000	118
ASMedia Technology, Inc.	21,000	1,382
Kinsus Interconnect Technology Corp.	29,000	244
Unimicron Technology Corp.	233,000	1,945
		3,689

Thailand—0.4%
Asiasoft Corp. PCL	402,700	272
United Kingdom—13.5%
ASOS plc(1)	17,436	564
Auto Trader Group plc	110,781	1,110
Genus plc	19,513	1,304
HomeServe plc	59,551	705
Howden Joinery Group plc	109,235	1,333
Intermediate Capital Group plc	45,270	1,345
Moneysupermarket.com Group plc	273,707	800
Rotork plc	153,007	740
Spectris plc	24,243	1,200
See Notes to Schedule of Investments

VIRTUS AllianzGI International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021
($ reported in thousands)
	Shares	Value

United Kingdom—continued
Wizz Air Holdings plc(1)	16,041	$ 909
		10,010

Total Common Stocks (Identified Cost $54,002)		71,469

Total Long-Term Investments—97.8% (Identified Cost $54,504)		72,649

	Shares	Value

Short-Term Investment—0.2%
Money Market Mutual Fund—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.030%)(2)	159,959	$ 160
Total Short-Term Investment (Identified Cost $160)		160

TOTAL INVESTMENTS—98.0% (Identified Cost $54,664)		$72,809
Other assets and liabilities, net—2.0%		1,496
NET ASSETS—100.0%		$74,305

Abbreviations:
ADR	American Depositary Receipt
UTS	Unit Trust Shares
Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	26%
United Kingdom	14
Germany	10
France	9
Switzerland	6
Taiwan	5
Australia	4
Other	26
Total	100%
† % of total investments as of December 31, 2021.
The following table summarizes the market value of the Fund’s investments as of December 31, 2021, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2021	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$71,469	$71,469
Preferred Stock	1,180	1,180
Money Market Mutual Fund	160	160
Total Investments	$72,809	$72,809
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2021.
There were no transfers into or out of Level 3 related to securities held at December 31, 2021.
See Notes to Schedule of Investments

VIRTUS ALLIANZGI INTERNATIONAL SMALL-CAP FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
3